Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Trade and other receivables [abstract]
Trade receivables	$ 4,450	$ 1,974
Loans to equity accounted investments		40
Other receivables	1,946	1,617
Total	6,396	3,631
Current	6,059	3,364
Non-current	$ 337	$ 267